Nuveen Floating Rate Income Opportunity Fund
Portfolio of Investments April 30, 2023
(Unaudited)
JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 166.0%   (100.0% of Total Investments)
X 492,964,252 VARIABLE RATE SENIOR LOAN INTERESTS - 135.3% (81.5% of Total Investments) (2)
X 492,964,252
Aerospace & Defense - 1.0% (0.6% of Total Investments)
$ 1,034 TransDigm, Inc., Term Loan H 8.148% SOFR90A 3.250% 2/22/27 Ba3 $ 1,036,711
2,647 TransDigm, Inc., Term Loan I 8.148% SOFR90A 3.250% 8/24/28 Ba3 2,647,935
Total Aerospace & Defense 3,684,646
Automobile Components - 1.0% (0.6% of Total Investments)
392 Adient US LLC, Term Loan B 8.268% 1-Month LIBOR 3.250% 4/08/28 BB+ 392,133
1,025 Clarios Global LP, Term Loan
, (WI/DD)
TBD TBD TBD TBD B+ 1,024,570
2,028 Clarios Global LP, Term Loan
B
8.275% 1-Month LIBOR 3.250% 4/30/26 B+ 2,027,018
230 DexKo Global Inc., Term
Loan B
8.909% 3-Month LIBOR 3.750% 10/04/28 B2 219,106
Total Automobile Components 3,662,827
Beverages - 1.9% (1.1% of Total Investments)
1,065 Arterra Wines Canada, Inc.,
Term Loan
8.659% 3-Month LIBOR 3.500% 11/25/27 B 1,042,945
1,196 City Brewing Company, LLC,
Term Loan
8.760% 3-Month LIBOR 3.500% 4/05/28 CCC 496,940
1,362 Naked Juice LLC, Term Loan 8.248% SOFR90A 3.250% 1/20/29 B2 1,218,408
246 Naked Juice LLC, Term Loan,
Second Lien
10.998% SOFR90A 6.000% 1/20/30 CCC 189,991
1,995 Sunshine Investments B.V.,
Term Loan
9.011% SOFR90A 4.250% 5/05/29 B+ 1,983,778
1,907 Triton Water Holdings, Inc,
Term Loan
8.659% 3-Month LIBOR 3.500% 3/31/28 B 1,811,718
Total Beverages 6,743,780
Biotechnology - 0.8% (0.5% of Total Investments)
3,122 Grifols Worldwide
Operations USA, Inc., Term
Loan B
7.025% 1-Month LIBOR 2.000% 11/15/27 BB+ 3,044,034
Total Biotechnology 3,044,034
Broadline Retail - 0.2% (0.1% of Total Investments)
312 Belk, Inc., Term Loan 12.458% 1-Month LIBOR 7.500% 7/31/25 CCC 265,654
1,536 Belk, Inc., Term Loan , (cash
5.000%, PIK 8.000%)
13.000% 3-Month LIBOR 13.000% 7/31/25 C 253,433
Total Broadline Retail 519,087
Building Products - 1.9% (1.1% of Total Investments)
2,661 Chamberlain Group Inc,
Term Loan B
8.275% 1-Month LIBOR 3.250% 10/22/28 B 2,587,501
362 Cornerstone Building
Brands, Inc., Term Loan B
8.240% TSFR1M 3.250% 4/12/28 B 329,369
185 Griffon Corporation, Term
Loan B
7.548% SOFR90A 2.500% 1/19/29 BB 184,362
2,760 Quikrete Holdings, Inc., Term
Loan, First Lien
7.650% 1-Month LIBOR 2.625% 1/31/27 Ba2 2,748,320
659 Standard Industries Inc.,
Term Loan B
7.329% TSFR1M 2.250% 9/22/28 BBB- 658,244
315 Zurn Holdings, Inc., Term
Loan B
7.025% 1-Month LIBOR 2.000% 10/04/28 BB+ 315,371
Total Building Products 6,823,167

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Capital Markets - 0.6% (0.4% of Total Investments)
$ 871 Advisor Group, Inc., Term
Loan
9.525% 1-Month LIBOR 4.500% 7/31/26 B1 $ 866,792
1,385 Motion Finco Sarl, Term Loan
B1 , (DD1)
8.409% 3-Month LIBOR 3.250% 11/04/26 B 1,368,728
Total Capital Markets 2,235,520
Chemicals - 3.1% (1.9% of Total Investments)
555 ASP Unifrax Holdings Inc,
Term Loan B
8.909% 3-Month LIBOR 3.750% 12/12/25 BB 513,931
168 Avient Corporation, Term
Loan B
8.295% SOFR90A 3.250% 8/29/29 BB+ 168,513
1,330 Axalta Coating Systems
Dutch Holding B B.V, Term
Loan B
8.068% SOFR90A 3.000% 12/08/29 BBB- 1,335,613
437 Diamond (BC) B.V., Term
Loan B
7.952% SOFR90A 2.750% 9/29/28 Ba3 437,088
1,581 Discovery Purchaser
Corporation, Term Loan
9.284% TSFR3M 4.375% 8/03/29 B- 1,517,638
240 Eco Services Operations
Corp, Term Loan , (WI/DD)
TBD TBD TBD TBD BB- 239,568
750 H.B. Fuller Company, Term
Loan B
7.482% SOFR30A 2.500% 2/08/30 BBB- 754,924
470 INEOS Quattro Holdings UK
Ltd, Term Loan
8.832% SOFR30A 3.750% 3/03/30 BB 470,000
704 INEOS Styrolution US
Holding LLC, Term Loan B
7.847% 1-Month LIBOR 2.750% 1/29/26 BB+ 701,614
1,275 Ineos US Finance LLC, Term
Loan B
8.568% SOFR90A 3.500% 2/09/30 BB 1,273,935
163 Kraton Corporation, Term
Loan
8.544% SOFR90A 3.250% 3/15/29 BB 163,365
205 Starfruit Finco B.V, Term Loan 8.990% SOFR90A 4.000% 3/03/28 B+ 204,744
1,327 Starfruit Finco B.V, Term
Loan B
7.895% SOFR90A 2.750% 10/01/25 BB- 1,323,604
2,143 Trinseo Materials Operating
S.C.A., Term Loan , (DD1)
7.025% 1-Month LIBOR 2.000% 9/09/24 Ba2 2,118,239
Total Chemicals 11,222,776
Commercial Services & Supplies - 3.3% (2.0% of Total Investments)
1,161 Amentum Government
Services Holdings LLC, Term
Loan
8.898% SOFR90A 4.000% 2/07/29 B 1,117,679
575 Anticimex International AB,
Term Loan B1
8.453% 3-Month LIBOR 3.500% 11/16/28 B 569,757
1,285 Covanta Holding
Corporation, Term Loan B
7.496% SOFR30A 2.500% 11/30/28 Ba1 1,280,126
97 Covanta Holding
Corporation, Term Loan C
7.496% SOFR30A 2.500% 11/30/28 Ba1 96,641
721 Garda World Security
Corporation, Term Loan B
9.296% SOFR30A 4.250% 10/30/26 BB+ 721,119
2,638 GFL Environmental Inc.,
Term Loan
8.145% SOFR30A 3.000% 5/31/27 BB- 2,643,766
739 Herman Miller, Inc, Term
Loan B
7.097% SOFR30A 2.000% 7/19/28 BB+ 722,590
2,375 Prime Security Services
Borrower, LLC, Term Loan ,
(DD1)
7.608% 3-Month LIBOR 2.750% 9/23/26 BB- 2,374,189
400 Vertical US Newco Inc, Term
Loan B
8.602% 6-Month LIBOR 3.500% 7/31/27 B+ 391,145
1,594 West Corporation, Term
Loan B3
9.068% SOFR90A 4.000% 4/10/27 B1 1,439,805

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Commercial Services & Supplies (continued)
$ 852 WIN Waste Innovations
Holdings, Inc., Term Loan B
7.847% SOFR30A 2.750% 3/25/28 B $ 811,505
Total Commercial Services & Supplies 12,168,322
Communications Equipment - 2.9% (1.7% of Total Investments)
322 Avaya, Inc., Term Loan B (5) 9.090% 1-Month LIBOR 4.250% 12/15/27 D 77,280
2,808 CommScope, Inc., Term
Loan B , (DD1)
8.275% 1-Month LIBOR 3.250% 4/04/26 B1 2,608,431
1,632 Delta TopCo, Inc., Term
Loan B
8.656% TSFR3M 3.750% 12/01/27 B2 1,565,745
502 EOS Finco Sarl, Term Loan 10.909% TSFR3M 6.000% 8/03/29 B 499,124
3,414 Maxar Technologies Ltd.,
Term Loan B
9.332% SOFR90A 4.250% 6/09/29 B+ 3,414,507
1,161 MLN US HoldCo LLC, Term
Loan
11.782% TSFR3M 6.700% 10/18/27 CCC+ 667,359
1,998 MLN US HoldCo LLC, Term
Loan, First Lien
9.557% 3-Month LIBOR 4.500% 11/30/25 CCC- 551,925
1,749 Riverbed Technology,
Inc., Exit Term Loan , (cash
7.000%, PIK 2.000%)
2.000% 3-Month LIBOR 2.000% 12/07/26 Caa3 546,972
496 ViaSat, Inc., Term Loan 9.597% SOFR30A 4.500% 3/04/29 BB+ 483,037
Total Communications Equipment 10,414,380
Construction & Engineering - 0.7% (0.4% of Total Investments)
187 Aegion Corporation, Term
Loan
9.775% 1-Month LIBOR 4.750% 5/17/28 B 183,447
985 Centuri Group, Inc, Term
Loan B
7.489% 1 + 3 Month
LIBOR
2.500% 8/27/28 Ba2 979,150
1,002 Osmose Utilities Services,
Inc., Term Loan
8.275% 1-Month LIBOR 3.250% 6/22/28 B 972,881
380 Pike Corporation, Term Loan
B
8.097% 1-Month LIBOR 3.000% 1/21/28 Ba3 379,235
Total Construction & Engineering 2,514,713
Consumer Finance - 0.7% (0.4% of Total Investments)
2,706 Fleetcor Technologies
Operating Company, LLC,
Term Loan B4
6.775% 1-Month LIBOR 1.750% 4/30/28 BB+ 2,681,991
Total Consumer Finance 2,681,991
Consumer Staples Distribution & Retail - 0.7% (0.4% of Total Investments)
981 US Foods, Inc., Term Loan B 7.775% 1-Month LIBOR 2.750% 11/22/28 BB 983,183
1,669 US Foods, Inc., Term Loan B
, (DD1)
7.025% 1-Month LIBOR 2.000% 9/13/26 BB 1,666,921
Total Consumer Staples Distribution & Retail 2,650,104
Containers & Packaging - 2.7% (1.6% of Total Investments)
1,735 Berry Global, Inc., Term
Loan Z
6.640% 1-Month LIBOR 1.750% 7/01/26 BBB- 1,732,994
1,075 Charter NEX US, Inc., Term
Loan
8.847% SOFR30A 3.750% 12/01/27 B 1,062,901
1,937 Clydesdale Acquisition
Holdings Inc, Term Loan B
9.257% SOFR30A 4.175% 3/30/29 B 1,895,395
88 Klockner-Pentaplast of
America, Inc., Term Loan B
10.129% SOFR180A 4.750% 2/09/26 B2 81,762
1,546 Reynolds Group Holdings
Inc. , Term Loan B , (DD1)
8.347% SOFR30A 3.250% 9/24/28 B+ 1,533,262
1,029 Reynolds Group Holdings
Inc. , Term Loan B2
8.347% SOFR30A 3.250% 2/05/26 B+ 1,027,325

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Containers & Packaging (continued)
$ 2,650 TricorBraun Holdings, Inc.,
Term Loan
8.275% 1-Month LIBOR 3.250% 3/03/28 B2 $ 2,590,682
Total Containers & Packaging 9,924,321
Diversified Consumer Services - 0.5% (0.3% of Total Investments)
582 GT Polaris, Inc., Term Loan 9.023% 1-Month LIBOR 3.750% 9/24/27 BB- 541,927
1,563 Spin Holdco Inc., Term Loan 8.986% 3-Month LIBOR 4.000% 3/04/28 B- 1,294,658
Total Diversified Consumer Services 1,836,585
Diversified Financial Services - 0.0% (0.0% of Total Investments)
1,406 Ditech Holding Corporation,
Term Loan (5)
0.000% N/A N/A 12/19/22 N/R 84,385
Total Diversified Financial Services 84,385
Diversified Telecommunication Services - 2.9% (1.7% of Total Investments)
1,215 Altice France S.A., Term Loan
B12
8.948% 3-Month LIBOR 3.688% 1/31/26 B2 1,173,384
3,727 Altice France S.A., Term Loan
B13
8.864% 3-Month LIBOR 4.000% 8/14/26 B2 3,626,005
1,449 CenturyLink, Inc., Term Loan
B
7.347% SOFR30A 2.250% 3/15/27 BB 990,327
1,058 Connect Finco Sarl, Term
Loan B
8.530% 1-Month LIBOR 3.500% 12/12/26 B+ 1,054,004
749 Cyxtera DC Holdings, Inc.,
Term Loan B
8.068% 3-Month LIBOR 3.000% 5/01/24 CCC+ 562,296
2,817 Frontier Communications
Corp., Term Loan B
8.813% 1-Month LIBOR 3.750% 10/08/27 BB+ 2,699,038
390 Zayo Group Holdings, Inc.,
Term Loan , (WI/DD)
TBD TBD TBD TBD B2 318,075
Total Diversified Telecommunication Services 10,423,129
Electric Utilities - 0.9% (0.5% of Total Investments)
853 ExGen Renewables IV, LLC,
Term Loan
7.460% 3-Month LIBOR 2.500% 12/15/27 BB- 850,887
518 Pacific Gas & Electric
Company, Term Loan
8.025% 1-Month LIBOR 3.000% 6/23/25 BB+ 517,710
1,720 Talen Energy Supply, LLC,
Term Loan B (5)
8.775% 1-Month LIBOR 3.750% 7/08/26 N/R 1,753,170
Total Electric Utilities 3,121,767
Electronic Equipment, Instruments & Components - 1.1% (0.6% of Total Investments)
1,314 II-VI Incorporated, Term
Loan B
7.847% SOFR30A 2.750% 7/01/29 BBB- 1,311,236
1,397 Ingram Micro Inc., Term
Loan B
8.659% 3-Month LIBOR 3.500% 7/02/28 BB+ 1,370,791
1,159 TTM Technologies, Inc., Term
Loan
7.348% 1-Month LIBOR 2.500% 9/28/24 BB+ 1,160,629
Total Electronic Equipment, Instruments & Components 3,842,656
Entertainment - 1.3% (0.8% of Total Investments)
1,544 AMC Entertainment
Holdings, Inc. , Term Loan B
7.946% 1-Month LIBOR 3.000% 4/22/26 B- 1,187,922
3,667 Crown Finance US, Inc., Term
Loan (5)
0.000% N/A N/A 2/28/25 D 677,148
384 Crown Finance US, Inc., Term
Loan (5)
0.000% N/A N/A 9/20/26 D 70,801
1,074 Diamond Sports Group, LLC,
Term Loan, Second Lien (5)
8.167% SOFR90A 3.250% 8/24/26 N/R 70,470
484 Lions Gate Capital Holdings
LLC, Term Loan B
7.275% 1-Month LIBOR 2.250% 3/24/25 Ba2 478,598

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Entertainment (continued)
$ 733 Springer Nature
Deutschland GmbH, Term
Loan B18
8.159% 3-Month LIBOR 3.000% 8/14/26 BB+ $ 733,647
357 Univision Communications
Inc., Term Loan C5
7.775% 1-Month LIBOR 2.750% 3/15/24 B+ 357,150
1,105 Virgin Media Bristol LLC,
Term Loan Q
8.198% 1-Month LIBOR 3.250% 1/31/29 BB+ 1,095,641
Total Entertainment 4,671,377
Financial Services - 1.8% (1.1% of Total Investments)
1,641 Avaya, Inc., Term Loan B2 (5) 8.840% 1-Month LIBOR 4.000% 12/15/27 D 414,369
1,708 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
6.703% 1-Month LIBOR 1.750% 1/15/25 Baa2 1,704,582
3,209 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
6.453% 1-Month LIBOR 1.500% 2/12/27 Baa2 3,162,771
1,269 Trans Union, LLC, Term Loan
B6
7.275% 1-Month LIBOR 2.250% 12/01/28 BBB- 1,266,912
Total Financial Services 6,548,634
Food Products - 1.2% (0.7% of Total Investments)
1,247 8th Avenue Food &
Provisions, Inc., Term Loan,
First Lien , (DD1)
8.775% 1-Month LIBOR 3.750% 10/01/25 CCC+ 1,105,345
742 CHG PPC Parent LLC, Term
Loan
8.063% 1-Month LIBOR 3.000% 12/08/28 B1 737,860
759 Froneri International Ltd.,
Term Loan
7.409% 3-Month LIBOR 2.250% 1/31/27 B+ 750,670
205 H Food Holdings LLC, Term
Loan B
8.712% 1-Month LIBOR 3.688% 5/31/25 B2 163,075
806 Sycamore Buyer LLC, Term
Loan B
7.347% SOFR30A 2.250% 7/22/29 BB+ 782,275
767 UTZ Quality Foods, LLC,
Term Loan B
8.097% SOFR30A 3.000% 1/20/28 B1 766,556
Total Food Products 4,305,781
Ground Transportation - 2.6% (1.6% of Total Investments)
905 First Student Bidco Inc, Term
Loan B
8.143% 3-Month LIBOR 3.000% 7/21/28 BB+ 864,915
339 First Student Bidco Inc, Term
Loan C
8.143% 3-Month LIBOR 3.000% 7/21/28 BB+ 323,923
1,448 Genesee & Wyoming Inc.
(New), Term Loan
6.998% SOFR90A 2.000% 12/30/26 BB+ 1,444,770
1,371 Hertz Corporation, (The),
Term Loan B , (DD1)
8.275% 1-Month LIBOR 3.250% 6/30/28 BB+ 1,368,359
263 Hertz Corporation, (The),
Term Loan C , (DD1)
8.275% 1-Month LIBOR 3.250% 6/30/28 BB+ 262,678
3,794 Uber Technologies, Inc.,
Term Loan B
7.870% TSFR3M 2.750% 3/03/30 Ba2 3,786,428
1,444 XPO Logistics, Inc., Term
Loan B
6.621% 1-Month LIBOR 1.750% 2/24/25 BBB- 1,443,501
Total Ground Transportation 9,494,574
Health Care Equipment & Supplies - 6.4% (3.9% of Total Investments)
6,783 Bausch & Lomb, Inc., Term
Loan
8.457% SOFR90A 3.250% 5/05/27 BB- 6,611,711
1,980 Carestream Health, Inc.,
Term Loan
12.498% SOFR90A 7.500% 9/30/27 B- 1,432,426
2,334 CNT Holdings I Corp, Term
Loan
8.459% SOFR90A 3.500% 11/08/27 B 2,314,906
409 Embecta Corp, Term Loan B 7.791% SOFR180A 3.000% 1/27/29 Ba3 403,765

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Equipment & Supplies (continued)
$ 659 ICU Medical, Inc., Term Loan
B
7.548% SOFR90A 2.500% 12/14/28 BBB- $ 653,205
491 Insulet Corporation, Term
Loan B
8.347% SOFR30A 3.250% 5/04/28 Ba3 491,557
9,685 Medline Borrower, LP, Term
Loan B
8.275% SOFR30A 3.250% 10/21/28 BB- 9,413,947
1,657 Viant Medical Holdings, Inc.,
Term Loan, First Lien
8.775% 1-Month LIBOR 3.750% 7/02/25 B3 1,560,855
669 Vyaire Medical, Inc., Term
Loan B
9.943% 3-Month LIBOR 4.750% 4/16/25 Caa1 484,159
Total Health Care Equipment & Supplies 23,366,531
Health Care Providers & Services - 8.8% (5.3% of Total Investments)
2,216 AHP Health Partners, Inc.,
Term Loan B
8.525% 1-Month LIBOR 3.500% 8/23/28 B1 2,214,865
239 Element Materials
Technology Group US
Holdings Inc., Term Loan
9.248% SOFR90A 4.250% 4/12/29 B1 236,412
110 Element Materials
Technology Group US
Holdings Inc., Term Loan
9.248% SOFR90A 4.250% 4/12/29 B1 109,113
354 Gainwell Acquisition Corp.,
Term Loan B
8.998% SOFR90A 4.000% 10/01/27 BB- 341,863
489 Global Medical Response,
Inc., Term Loan , (DD1)
9.203% 2-Month LIBOR 4.250% 3/14/25 B3 303,890
2,997 Global Medical Response,
Inc., Term Loan B
9.236% 3-Month LIBOR 4.250% 10/02/25 B3 1,871,089
3,183 ICON Luxembourg S.A.R.L.,
Term Loan
7.410% SOFR90A 2.250% 7/01/28 BB+ 3,185,677
743 Medical Solutions Holdings,
Inc., Term Loan, First Lien
8.240% TSFR3M 3.250% 11/01/28 B1 717,257
1,067 National Mentor Holdings,
Inc., Term Loan
8.790% SOFR30A +
SOFR90A
3.750% 3/02/28 B- 821,647
18 National Mentor Holdings,
Inc., Term Loan C
8.748% SOFR90A 3.750% 3/02/28 B- 14,178
1,292 Onex TSG Intermediate
Corp., Term Loan B
10.057% 3-Month LIBOR 4.750% 2/26/28 B 1,161,581
6,444 Parexel International
Corporation, Term Loan, First
Lien
8.275% 1-Month LIBOR 3.250% 11/15/28 B1 6,342,837
1,736 Phoenix Guarantor Inc, Term
Loan B
8.275% 1-Month LIBOR 3.250% 3/05/26 B1 1,711,721
1,470 Phoenix Guarantor Inc, Term
Loan B3
8.525% 1-Month LIBOR 3.500% 3/05/26 B1 1,451,625
757 RegionalCare Hospital
Partners Holdings, Inc., Term
Loan B
9.023% 3-Month LIBOR 3.750% 11/16/25 B1 713,626
3,474 Select Medical Corporation,
Term Loan B
7.530% 1-Month LIBOR 2.500% 3/06/25 Ba2 3,470,641
4,544 Surgery Center Holdings,
Inc., Term Loan
8.698% 1-Month LIBOR 3.750% 8/31/26 B1 4,539,841
875 Team Health Holdings, Inc.,
Term Loan B
10.232% SOFR30A 5.250% 2/02/27 B- 574,714
1,267 Team Health Holdings, Inc.,
Term Loan, First Lien
7.775% 1-Month LIBOR 2.750% 2/06/24 B- 1,073,851
1,187 US Radiology Specialists,
Inc., Term Loan
10.332% SOFR30A 5.250% 12/15/27 B- 1,100,099
Total Health Care Providers & Services 31,956,527

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Technology - 0.0% (0.0% of Total Investments)
$ 5 Athenahealth, Inc., Term
Loan
8.464% SOFR30A 3.500% 1/27/29 B+ $ 5,141
45 Athenahealth, Inc., Term
Loan B
8.464% SOFR30A 3.500% 1/27/29 B+ 41,850
Total Health Care Technology 46,991
Hotels, Restaurants & Leisure - 20.5% (12.4% of Total Investments)
170 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
18.953% 3-Month LIBOR 14.000% 9/29/26 Caa3 89,187
378 24 Hour Fitness Worldwide,
Inc., Term Loan , (cash
0.220%, PIK 5.000%)
10.143% 3-Month LIBOR 5.000% 12/29/25 CCC- 33,589
1,389 Alterra Mountain Company,
Term Loan
8.525% 1-Month LIBOR 3.500% 8/17/28 B+ 1,388,063
68 Alterra Mountain Company,
Term Loan B1 , (DD1)
7.775% 1-Month LIBOR 2.750% 7/31/24 B+ 68,302
534 Aramark Services, Inc., Term
Loan B3
6.775% 1-Month LIBOR 1.750% 3/11/25 BB+ 533,088
12,397 B.C. Unlimited Liability
Company, Term Loan B4
6.775% 1-Month LIBOR 1.750% 11/19/26 BB+ 12,311,565
3,630 Caesars Entertainment Corp,
Term Loan B
8.332% SOFR30A 3.250% 1/25/30 Ba3 3,622,177
3,771 Carnival Corporation, Term
Loan B , (DD1)
8.025% 1-Month LIBOR 3.000% 6/30/25 Ba2 3,756,687
981 Carnival Corporation, Term
Loan B
8.275% 1-Month LIBOR 3.250% 10/18/28 BB- 965,942
2,004 Churchill Downs
Incorporated, Term Loan B1
7.082% 1-Month LIBOR 2.000% 3/17/28 BBB- 2,003,943
5,254 ClubCorp Holdings, Inc.,
Term Loan B
7.775% 1-Month LIBOR 2.750% 9/18/24 B2 4,978,878
3,043 Crown Finance US, Inc., Term
Loan , (DD1)
14.924% SOFR90A +
TSFR3M
10.000% 9/09/23 N/R 3,104,334
868 Crown Finance US, Inc., Term
Loan (6)
6.642% 3-Month LIBOR 3.000% 8/31/23 CCC+ 159,860
3,285 Equinox Holdings, Inc., Term
Loan, First Lien
8.159% 3-Month LIBOR 3.000% 3/08/24 Caa2 2,982,324
4,501 Fertitta Entertainment, LLC,
Term Loan B
8.982% SOFR30A 4.000% 1/27/29 B 4,388,592
927 Four Seasons Hotels Ltd,
Term Loan , (WI/DD)
TBD TBD TBD TBD BB+ 930,734
1,716 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.411% SOFR90A +
SOFR180A +
TSFR3M
3.500% 10/31/29 Ba1 1,724,493
1,970 Hilton Grand Vacations
Borrower LLC, Term Loan B
8.025% 1-Month LIBOR 3.000% 8/02/28 BB+ 1,964,198
2,970 Hilton Worldwide Finance,
LLC, Term Loan B2
6.821% TSFR1M 1.750% 6/21/26 BBB- 2,969,076
6,230 IRB Holding Corp, Term
Loan B
8.082% SOFR30A 3.000% 12/15/27 B+ 6,138,934
1,111 Life Time Fitness Inc , Term
Loan B
9.775% 1-Month LIBOR 4.750% 12/15/24 B+ 1,111,812
196 Motion Finco Sarl, Term Loan
B2 , (DD1)
8.409% 3-Month LIBOR 3.250% 11/04/26 B 193,847
792 NASCAR Holdings, Inc, Term
Loan B
7.525% 1-Month LIBOR 2.500% 10/18/26 BBB- 793,343
861 PCI Gaming Authority, Term
Loan
7.525% 1-Month LIBOR 2.500% 5/31/26 BBB- 860,688
770 Penn National Gaming, Inc.,
Term Loan B
7.732% SOFR30A 2.750% 4/20/29 BB 768,117
871 Scientific Games Holdings
LP, Term Loan B
8.421% SOFR90A 3.500% 2/04/29 BB- 859,198

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 2,900 Scientific Games
International, Inc., Term Loan
7.981% SOFR30A 3.000% 4/07/29 BBB- $ 2,896,967
1,477 SeaWorld Parks &
Entertainment, Inc., Term
Loan B
8.063% 1-Month LIBOR 3.000% 8/25/28 BB 1,473,806
5,737 Stars Group Holdings B.V.
(The), Term Loan
7.409% 3-Month LIBOR 2.250% 7/10/25 BBB 5,739,421
1,393 Stars Group Holdings B.V.
(The), Term Loan B
8.410% SOFR90A 3.250% 7/04/28 BBB 1,396,810
2,145 Station Casinos LLC, Term
Loan B
7.280% 1-Month LIBOR 2.250% 2/08/27 BB- 2,126,731
981 Twin River Worldwide
Holdings, Inc., Term Loan B
8.198% 1-Month LIBOR 3.250% 10/01/28 BB+ 947,569
364 William Morris Endeavor
Entertainment, LLC, Term
Loan, First Lien
7.780% 1-Month LIBOR 2.750% 5/16/25 B+ 366,162
1,073 Wyndham Hotels & Resorts,
Inc., Term Loan B
6.775% 1-Month LIBOR 1.750% 5/30/25 BBB- 1,072,500
Total Hotels, Restaurants & Leisure 74,720,937
Household Durables - 0.8% (0.5% of Total Investments)
2,160 AI Aqua Merger Sub, Inc.,
Term Loan B, First Lien
8.616% SOFR30A +
SOFR90A
3.750% 7/30/28 B 2,106,250
1,004 Weber-Stephen Products
LLC, Term Loan B
8.332% SOFR30A + 1
Month LIBOR
3.250% 10/30/27 CCC+ 900,974
Total Household Durables 3,007,224
Household Products - 0.1% (0.1% of Total Investments)
426 Reynolds Consumer
Products LLC, Term Loan
6.832% SOFR30A 1.750% 2/04/27 BBB- 422,066
Total Household Products 422,066
Independent Power and Renewable Electricity Producers - 0.2% (0.1% of Total Investments)
876 Vistra Operations Company
LLC, Term Loan B3, First Lien
, (DD1)
6.736% 1-Month LIBOR 1.750% 12/31/25 BBB- 874,128
Total Independent Power and Renewable Electricity Producers 874,128
Insurance - 5.4% (3.3% of Total Investments)
3,459 Acrisure, LLC, Term Loan B 8.525% 1-Month LIBOR 3.500% 2/15/27 B 3,315,250
1,078 Alliant Holdings
Intermediate, LLC, Term Loan
B4 , (DD1)
8.510% 1-Month LIBOR 3.500% 11/06/27 B 1,069,780
2,174 Alliant Holdings
Intermediate, LLC, Term
Loan B5
8.376% SOFR30A 3.500% 2/08/27 B 2,159,166
792 AmWINS Group, Inc., Term
Loan B
7.721% SOFR30A 2.750% 2/19/28 Ba3 789,693
387 Asurion LLC, Term Loan B4,
Second Lien
10.275% 1-Month LIBOR 5.250% 1/20/29 B 322,460
383 Asurion LLC, Term Loan B7 8.025% 1-Month LIBOR 3.000% 11/03/24 Ba3 382,462
2,866 Asurion LLC, Term Loan B8 8.275% 1-Month LIBOR 3.250% 12/23/26 Ba3 2,685,083
1,187 Asurion LLC, Term Loan B9 8.275% 1-Month LIBOR 3.250% 7/31/27 Ba3 1,100,378
693 Broadstreet Partners, Inc.,
Term Loan B , (DD1)
8.025% 1-Month LIBOR 3.000% 1/27/27 B 689,020
739 Broadstreet Partners, Inc.,
Term Loan B2
8.275% 1-Month LIBOR 3.250% 1/27/27 B 726,439
984 Hub International Limited,
Term Loan B
8.445% 3-Month LIBOR 3.250% 4/25/25 B 983,454

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Insurance (continued)
$ 344 Hub International Limited,
Term Loan B
8.765% SOFR90A 4.000% 11/10/29 B $ 343,885
2,119 Hub International Limited,
Term Loan B
8.145% 1 + 3 Month
LIBOR
3.000% 4/25/25 B 2,117,605
487 Ryan Specialty Group, LLC,
Term Loan
8.082% SOFR30A 3.000% 9/01/27 BB- 487,398
2,652 USI, Inc., Term Loan 8.648% SOFR90A 3.750% 11/16/29 B1 2,649,275
Total Insurance 19,821,348
Interactive Media & Services - 0.5% (0.3% of Total Investments)
4,535 Rackspace Technology
Global, Inc., Term Loan B
7.595% 3-Month LIBOR 2.750% 2/09/28 B- 1,912,704
Total Interactive Media & Services 1,912,704
IT Services - 2.6% (1.6% of Total Investments)
1,190 Ahead DB Holdings, LLC,
Term Loan B
8.909% 3-Month LIBOR 3.750% 10/16/27 B+ 1,157,043
216 iQor US Inc., Exit Term Loan 12.525% 1-Month LIBOR 7.500% 11/19/24 B1 213,457
962 Peraton Corp., Term Loan B 8.832% 1-Month LIBOR 3.750% 2/01/28 BB- 944,371
1,158 Perforce Software, Inc., Term
Loan B
8.775% 1-Month LIBOR 3.750% 7/01/26 B2 1,082,456
3,265 Syniverse Holdings, Inc.,
Term Loan
11.898% SOFR90A 7.000% 5/10/29 B- 2,866,598
1,453 Tempo Acquisition LLC, Term
Loan B
7.982% SOFR30A 3.000% 8/31/28 BB- 1,454,572
956 WEX Inc., Term Loan 7.275% 1-Month LIBOR 2.250% 4/01/28 Ba2 955,247
750 World Wide Technology
Holding Co. LLC, Term Loan
8.153% TSFR1M 3.250% 2/23/30 BB 745,313
Total IT Services 9,419,057
Leisure Products - 0.8% (0.5% of Total Investments)
471 Hayward Industries, Inc.,
Term Loan
7.525% 1-Month LIBOR 2.500% 5/28/28 BB 459,139
508 SRAM, LLC , Term Loan B 7.775% 1-Month LIBOR 2.750% 5/18/28 BB- 501,209
2,100 Topgolf Callaway Brands
Corp., Term Loan B , (DD1)
8.582% SOFR30A 3.500% 3/09/30 B+ 2,100,987
Total Leisure Products 3,061,335
Life Sciences Tools & Services - 0.7% (0.4% of Total Investments)
380 Avantor Funding, Inc., Term
Loan B5
7.332% 1-Month LIBOR 2.250% 11/06/27 BB+ 380,353
1,566 Curia Global, Inc., Term Loan 8.848% SOFR30A +
SOFR90A
3.750% 8/30/26 B3 1,368,385
793 ICON Luxembourg S.A.R.L.,
Term Loan
7.126% SOFR90A 2.250% 7/01/28 BB+ 793,442
Total Life Sciences Tools & Services 2,542,180
Machinery - 2.3% (1.4% of Total Investments)
1,915 AI Alpine AT Bidco GmbH,
Term Loan B
7.903% 3-Month LIBOR 2.750% 11/06/25 B 1,885,681
2,353 Ali Group North America
Corporation, Term Loan B
7.097% SOFR30A 2.000% 10/13/28 Baa3 2,346,896
967 Alliance Laundry Systems
LLC, Term Loan B
8.559% 3-Month LIBOR 3.500% 10/08/27 B 962,556
655 Chart Industries, Inc., Term
Loan B
8.740% TSFR1M 3.750% 12/08/29 Ba3 656,232
1,463 Gates Global LLC, Term Loan
B3
7.582% SOFR30A 2.500% 3/31/27 Ba3 1,460,534
466 Grinding Media Inc., Term
Loan B
9.075% SOFR90A + 1
Month LIBOR
4.000% 10/12/28 B 442,645

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Machinery (continued)
$ 737 Madison IAQ LLC, Term Loan 8.302% 6-Month LIBOR 3.250% 6/21/28 B2 $ 710,709
Total Machinery 8,465,253
Media - 12.4% (7.5% of Total Investments)
1,653 ABG Intermediate Holdings
2 LLC, Term Loan B1
8.582% SOFR30A 3.500% 12/21/28 B1 1,632,063
320 ABG Intermediate Holdings
2 LLC, Term Loan, Second
Lien
11.082% SOFR30A 6.000% 12/20/29 CCC+ 297,600
405 Altice Financing SA, Term
Loan
9.986% TSFR3M 5.000% 10/31/27 B 398,655
1,228 Cable One, Inc., Term Loan
B4
7.025% 1-Month LIBOR 2.000% 5/03/28 BB+ 1,201,260
2,551 Cengage Learning, Inc.,
Term Loan B
9.880% 3-Month LIBOR 4.750% 7/14/26 B 2,495,165
1,027 Charter Communications
Operating, LLC, Term Loan
B2
6.721% SOFR30A 1.750% 2/01/27 BBB- 1,014,039
452 Checkout Holding Corp.,
First Out Term Loan
14.525% 1-Month LIBOR 7.500% 2/15/24 N/R 275,157
910 Checkout Holding Corp.,
Last Out Term Loan , (cash
2.000, PIK 9.500%)
8.762% 1-Month LIBOR 6.250% 8/15/23 N/R 56,441
8,402 Clear Channel Outdoor
Holdings, Inc., Term Loan B
8.807% 3-Month LIBOR 3.500% 8/21/26 B1 7,930,541
793 CSC Holdings, LLC, Term
Loan
7.198% 1-Month LIBOR 2.250% 1/15/26 B1 751,023
719 CSC Holdings, LLC, Term
Loan B1
7.198% 1-Month LIBOR 2.250% 7/17/25 B1 688,159
365 CSC Holdings, LLC, Term
Loan B5
7.448% 1-Month LIBOR 2.500% 4/15/27 B1 323,475
4,164 CSC Holdings, LLC, Term
Loan B6
9.390% TSFR1M 4.500% 1/18/28 B1 3,839,883
357 Cumulus Media New
Holdings Inc., Term Loan B
8.775% 1-Month LIBOR 3.750% 3/31/26 B 318,449
4,877 DirecTV Financing, LLC, Term
Loan
10.025% 1-Month LIBOR 5.000% 8/02/27 BBB- 4,693,987
622 Dotdash Meredith Inc, Term
Loan B
8.903% SOFR30A 4.000% 12/01/28 B+ 571,962
720 E.W. Scripps Company (The),
Term Loan B2
7.659% SOFR30A 2.563% 5/01/26 BB 700,443
2,325 Formula One Holdings
Limited., Term Loan B
8.232% SOFR30A 3.250% 1/15/30 BB+ 2,331,684
637 Gray Television, Inc., Term
Loan E
7.418% TSFR1M 2.500% 1/02/26 BB+ 631,723
4,703 iHeartCommunications, Inc.,
Term Loan
8.025% 1-Month LIBOR 3.000% 5/01/26 BB- 4,076,330
18 LCPR Loan Financing LLC,
Term Loan B
8.698% 1-Month LIBOR 3.750% 10/15/28 BB+ 17,800
2,257 McGraw-Hill Global
Education Holdings, LLC,
Term Loan
9.797% 3 + 6 Month
LIBOR
4.750% 7/30/28 BB+ 2,180,486
408 Mission Broadcasting, Inc.,
Term Loan B
7.348% 1-Month LIBOR 2.500% 6/03/28 BBB- 407,356
560 Nexstar Broadcasting, Inc.,
Term Loan B4
7.525% 1-Month LIBOR 2.500% 9/18/26 BBB- 559,930
323 Outfront Media Capital LLC,
Term Loan B
6.775% 1-Month LIBOR 1.750% 11/18/26 Ba1 320,208
500 Radiate Holdco, LLC, Term
Loan B , (WI/DD)
TBD TBD TBD TBD B3 415,315

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Media (continued)
$ 996 Red Ventures LLC, Term
Loan B
7.982% SOFR30A 3.000% 2/23/30 BB- $ 985,215
869 Sinclair Television Group
Inc., Term Loan B2B
7.530% 1-Month LIBOR 2.500% 9/30/26 Ba2 785,993
162 Virgin Media Bristol LLC,
Term Loan N
7.448% 1-Month LIBOR 2.500% 1/31/28 BB+ 159,620
300 Virgin Media Bristol LLC,
Term Loan Y
8.113% SOFR180A 3.250% 3/06/31 BB- 295,575
884 WideOpenWest Finance
LLC, Term Loan B
7.898% SOFR90A 3.000% 12/20/28 BB 874,974
4,103 Ziggo Financing Partnership,
Term Loan I , (DD1)
7.448% 1-Month LIBOR 2.500% 4/30/28 BB 4,034,202
Total Media 45,264,713
Oil, Gas & Consumable Fuels - 3.8% (2.3% of Total Investments)
847 BCP Renaissance Parent LLC,
Term Loan B3
8.398% SOFR90A 3.500% 10/31/26 B+ 842,099
616 Buckeye Partners, L.P., Term
Loan B
7.090% 1-Month LIBOR 2.250% 11/01/26 BBB- 615,490
367 EG America LLC, Term Loan 9.025% 1-Month LIBOR 4.000% 2/05/25 B- 355,753
3,190 Freeport LNG Investments,
LLLP, Term Loan A
8.250% 3-Month LIBOR 3.000% 11/16/26 N/R 3,092,326
2,541 Gulf Finance, LLC, Term Loan 11.770% SOFR30A +
TSFR1M
6.750% 8/25/26 B 2,468,273
1 M6 ETX Holdings II Midco
LLC, Term Loan B
9.546% SOFR30A 4.500% 8/11/29 BB 825
1,150 Oryx Midstream Services
Permian Basin LLC, Term
Loan
8.193% SOFR30A 3.250% 10/05/28 BB 1,139,420
2,323 QuarterNorth Energy
Holding Inc., Exit Term Loan,
Second Lien
13.025% 1-Month LIBOR 8.000% 8/27/26 B 2,318,356
1,150 TransMontaigne Operating
Company L.P., Term Loan B
8.517% 1-Month LIBOR 3.500% 11/05/28 BB- 1,141,361
1,399 Traverse Midstream Partners
LLC, Term Loan
8.865% SOFR90A +
TSFR3M
4.000% 9/27/24 B+ 1,385,391
600 Whitewater Whistler
Holdings, LLC, Term Loan B
8.148% SOFR90A 3.250% 1/25/30 BB+ 600,150
Total Oil, Gas & Consumable Fuels 13,959,444
Paper & Forest Products - 0.1% (0.0% of Total Investments)
252 Asplundh Tree Expert, LLC,
Term Loan B
6.775% 1-Month LIBOR 1.750% 9/04/27 BBB- 250,982
Total Paper & Forest Products 250,982
Passenger Airlines - 4.9% (3.0% of Total Investments)
1,967 AAdvantage Loyalty IP Ltd.,
Term Loan
10.000% 3-Month LIBOR 4.750% 4/20/28 Ba2 1,983,399
746 Air Canada, Term Loan B 8.369% 3-Month LIBOR 3.500% 8/11/28 Ba2 745,893
3,820 American Airlines, Inc., Term
Loan B , (DD1)
8.154% SOFR180A 2.750% 2/06/28 Ba3 3,722,380
920 American Airlines, Inc., Term
Loan, First Lien
8.260% SOFR90A + 6
Month LIBOR
2.625% 1/29/27 Ba3 897,711
3,306 Kestrel Bidco Inc., Term
Loan B
8.064% TSFR1M 3.000% 12/11/26 B+ 3,136,998
879 Mileage Plus Holdings LLC,
Term Loan B
10.213% 3-Month LIBOR 5.250% 6/20/27 Baa3 915,946
4,149 SkyMiles IP Ltd., Term Loan B 8.798% SOFR90A 3.750% 10/20/27 Baa1 4,304,878
2,205 United Airlines, Inc., Term
Loan B
8.770% 1-Month LIBOR 3.750% 4/21/28 Ba1 2,201,549
Total Passenger Airlines 17,908,754

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Personal Care Products - 0.5% (0.3% of Total Investments)
$ 425 Conair Holdings, LLC, Term
Loan B
8.909% 3-Month LIBOR 3.750% 5/17/28 B- $ 398,936
29 Coty Inc., Term Loan B 7.197% 1-Month LIBOR 2.250% 4/05/25 BB 29,146
1,029 Kronos Acquisition Holdings
Inc., Term Loan B , (DD1)
8.703% 3-Month LIBOR 3.750% 12/22/26 B2 1,006,237
514 Kronos Acquisition Holdings
Inc., Term Loan, First Lien
11.023% SOFR90A 6.000% 12/22/26 B2 507,278
Total Personal Care Products 1,941,597
Pharmaceuticals - 3.3% (2.0% of Total Investments)
601 Catalent Pharma Solutions
Inc., Term Loan B3
7.063% 1-Month LIBOR 2.000% 2/22/28 BBB- 596,868
769 Elanco Animal Health
Incorporated, Term Loan B
6.653% TSFR1M 1.750% 8/01/27 BB+ 748,670
6,143 Jazz Financing Lux S.a.r.l.,
Term Loan
8.525% 1-Month LIBOR 3.500% 5/05/28 BB+ 6,142,154
2,001 Mallinckrodt International
Finance S.A., Term Loan
10.198% 1-Month LIBOR 5.250% 9/30/27 B3 1,433,509
600 Mallinckrodt International
Finance S.A., Term Loan
10.448% 1-Month LIBOR 5.500% 9/30/27 B3 430,405
2,059 Organon & Co, Term Loan 7.986% 3-Month LIBOR 3.000% 6/02/28 BB 2,058,768
659 Perrigo Investments, LLC,
Term Loan B
7.332% SOFR30A 2.350% 4/05/29 BB+ 656,825
Total Pharmaceuticals 12,067,199
Professional Services - 2.6% (1.6% of Total Investments)
468 CHG Healthcare Services
Inc., Term Loan
8.275% 1-Month LIBOR 3.250% 9/30/28 B1 465,711
1,540 Creative Artists Agency, LLC ,
Term Loan B , (DD1)
8.482% SOFR30A 3.500% 11/16/28 B+ 1,538,722
2,074 Dun & Bradstreet
Corporation (The), Term
Loan
8.268% 1-Month LIBOR 3.250% 2/08/26 BB+ 2,073,772
958 EAB Global, Inc., Term Loan 8.723% 1 + 3 Month
LIBOR
3.500% 8/16/28 B2 938,373
548 Physician Partners LLC, Term
Loan
9.048% SOFR90A 4.000% 2/01/29 B 520,469
1,802 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan , (cash 3.500%, PIK
6.500%)
6.525% 1-Month LIBOR 1.500% 2/28/25 B- 1,827,357
2,218 Verscend Holding Corp.,
Term Loan B
9.025% 1-Month LIBOR 4.000% 8/27/25 BB- 2,218,236
Total Professional Services 9,582,640
Real Estate Management & Development - 0.5% (0.3% of Total Investments)
1,055 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.332% SOFR30A 3.250% 1/31/30 BB 1,022,283
836 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
7.775% 1-Month LIBOR 2.750% 8/21/25 BB 822,034
Total Real Estate Management & Development 1,844,317
Semiconductors & Semiconductor Equipment - 0.2% (0.1% of Total Investments)
915 Bright Bidco B.V., Term Loan 6.068% SOFR90A 1.000% 10/31/27 B- 582,399
Total Semiconductors & Semiconductor Equipment 582,399

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software - 16.1% (9.7% of Total Investments)
$ 398 Apttus Corporation, Term
Loan
9.523% 3-Month LIBOR 4.250% 5/06/28 BB $ 388,629
334 Avaya, Inc., Term Loan 14.827% SOFR30A 10.000% 12/15/27 D 82,206
2,202 Avaya, Inc., Term Loan 12.890% TSFR1M 8.000% 8/15/23 N/R 2,278,562
574 Avaya, Inc., Term Loan 12.528% TSFR3M 7.500% 8/01/28 N/R 573,793
4,832 Banff Merger Sub Inc, Term
Loan
8.775% 1-Month LIBOR 3.750% 10/02/25 B2 4,780,767
1,117 Camelot U.S. Acquisition
LLC, Term Loan B
8.025% 1-Month LIBOR 3.000% 10/31/26 B+ 1,116,994
539 Camelot U.S. Acquisition
LLC, Term Loan B
8.025% 1-Month LIBOR 3.000% 10/31/26 B+ 538,774
410 CCC Intelligent Solutions
Inc., Term Loan B
7.275% 1-Month LIBOR 2.250% 9/21/28 B+ 408,634
1,925 CDK Global, Inc., Term Loan
B
9.148% SOFR90A 4.250% 6/09/29 B+ 1,925,685
1,018 Ceridian HCM Holding Inc.,
Term Loan B
7.525% 1-Month LIBOR 2.500% 4/30/25 Ba3 1,017,984
1,990 DTI Holdco, Inc., Term Loan 9.795% SOFR90A 4.750% 4/21/29 B2 1,848,213
4,968 Epicor Software Corporation,
Term Loan , (DD1)
8.275% 1-Month LIBOR 3.250% 7/31/27 B2 4,912,941
4,599 Finastra USA, Inc., Term
Loan, First Lien
8.655% 2-Month LIBOR 3.500% 6/13/24 B 4,395,646
3,063 Greeneden U.S. Holdings II,
LLC, Term Loan B4
8.217% 1 + 3 Month
LIBOR
3.125% 12/01/27 B2 3,039,070
422 Greenway Health, LLC, Term
Loan, First Lien
8.960% 3-Month LIBOR 3.750% 2/16/24 Caa1 316,663
3,712 Informatica LLC, Term Loan B 7.813% 1-Month LIBOR 2.750% 10/14/28 BB- 3,708,787
597 iQor US Inc., Second Out
Term Loan
12.525% 1-Month LIBOR 7.500% 11/19/25 CCC+ 449,212
1,730 McAfee, LLC, Term Loan B 8.653% SOFR30A 3.750% 2/03/29 BB+ 1,635,212
3,823 NortonLifeLock Inc., Term
Loan B
7.082% SOFR30A 2.000% 1/28/29 BBB- 3,787,284
5,386 Open Text Corporation,
Term Loan B , (DD1)
8.582% SOFR30A 3.500% 8/25/29 BBB- 5,389,867
392 Project Ruby Ultimate Parent
Corp., Term Loan
8.347% 1-Month LIBOR 3.250% 3/10/28 B 380,607
1,112 Proofpoint, Inc., Term Loan,
First Lien
8.275% 1-Month LIBOR 3.250% 8/31/28 BB- 1,089,932
750 Quartz Acquireco LLC, Term
Loan , (WI/DD)
TBD TBD TBD TBD BB+ 747,656
105 RealPage, Inc, Term Loan,
First Lien
8.025% 1-Month LIBOR 3.000% 4/22/28 B+ 102,567
1,694 Sophia, L.P., Term Loan B 8.659% 3-Month LIBOR 3.500% 10/07/27 B2 1,675,302
1,313 SS&C European Holdings
Sarl, Term Loan B4
6.775% 1-Month LIBOR 1.750% 4/16/25 BB+ 1,312,489
1,480 SS&C Technologies Inc.,
Term Loan B3
6.775% 1-Month LIBOR 1.750% 4/16/25 BB+ 1,478,490
238 SS&C Technologies Inc.,
Term Loan B6
7.332% SOFR30A 2.250% 3/22/29 BB+ 236,880
358 SS&C Technologies Inc.,
Term Loan B7
7.332% SOFR30A 2.250% 3/22/29 BB+ 356,974
1,857 Ultimate Software Group Inc
(The), Term Loan
8.271% SOFR90A 3.250% 5/03/26 B1 1,811,480
724 Ultimate Software Group Inc
(The), Term Loan B
8.895% SOFR90A 3.750% 5/03/26 B1 713,140
747 Vision Solutions, Inc., Term
Loan
9.255% 3-Month LIBOR 4.000% 5/28/28 B2 666,262
3,186 Zelis Healthcare Corporation,
Term Loan
8.525% 1-Month LIBOR 3.500% 9/30/26 B 3,175,779
2,146 ZoomInfo LLC, Term Loan B 7.832% SOFR30A 2.750% 2/01/30 Ba1 2,152,160
Total Software 58,494,641

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Specialty Retail - 4.6% (2.8% of Total Investments)
$ 558 Academy, Ltd., Term Loan 8.598% 1-Month LIBOR 3.750% 11/06/27 BB $ 558,796
1,970 Avis Budget Car Rental, LLC,
Term Loan B
6.847% SOFR30A 1.750% 8/06/27 BB+ 1,956,543
1,075 Avis Budget Car Rental, LLC,
Term Loan C
8.582% SOFR30A 3.500% 3/15/29 BB+ 1,077,019
650 Belron Finance US LLC, Term
Loan
7.832% SOFR90A 2.750% 4/06/29 Ba2 649,594
337 Driven Holdings, LLC, Term
Loan B
7.953% 1-Month LIBOR 3.000% 12/17/28 B3 330,709
1,593 Jo-Ann Stores, Inc., Term
Loan B1
10.018% 3-Month LIBOR 4.750% 6/30/28 CCC+ 878,991
1,535 LBM Acquisition LLC, Term
Loan B
8.775% 1-Month LIBOR 3.750% 12/18/27 B+ 1,430,536
428 Les Schwab Tire Centers,
Term Loan B
8.064% 3-Month LIBOR 3.250% 11/02/27 B 426,382
6,455 PetSmart, Inc., Term Loan B 8.832% SOFR30A 3.750% 2/12/28 BB 6,434,853
1,664 Restoration Hardware, Inc.,
Term Loan B
7.525% 1-Month LIBOR 2.500% 10/15/28 BB- 1,547,338
350 SRS Distribution Inc., Term
Loan
8.471% SOFR30A 3.500% 6/04/28 B- 335,372
536 Staples, Inc., Term Loan 9.814% 3-Month LIBOR 5.000% 4/12/26 B 485,535
763 Wand NewCo 3, Inc., Term
Loan
7.775% 1-Month LIBOR 2.750% 2/05/26 B2 749,574
Total Specialty Retail 16,861,242
Technology Hardware, Storage & Peripherals - 0.2% (0.1% of Total Investments)
574 NCR Corporation, Term Loan 7.780% 3-Month LIBOR 2.500% 8/28/26 BB+ 567,301
Total Technology Hardware, Storage & Peripherals 567,301
Textiles, Apparel & Luxury Goods - 0.5% (0.3% of Total Investments)
1,348 Birkenstock GmbH & Co. KG,
Term Loan B
8.064% 3-Month LIBOR 3.250% 4/28/28 BB- 1,339,608
264 New Trojan Parent, Inc., Term
Loan, First Lien
8.236% 1-Month LIBOR 3.250% 1/06/28 B- 179,428
191 Samsonite International S.A.,
Term Loan B2
8.025% 1-Month LIBOR 3.000% 4/25/25 N/R 190,780
Total Textiles, Apparel & Luxury Goods 1,709,816
Trading Companies & Distributors - 0.6% (0.3% of Total Investments)
983 Core & Main LP, Term Loan B 7.644% SOFR30A +
SOFR90A
2.500% 6/10/28 B+ 977,956
1,019 Resideo Funding Inc., Term
Loan
7.180% 1 + 2 + 3
Month LIBOR
2.250% 2/12/28 BBB- 1,018,089
Total Trading Companies & Distributors 1,996,045
Transportation Infrastructure - 0.9% (0.6% of Total Investments)
1,609 Brown Group Holding, LLC,
Term Loan B
7.582% SOFR30A 2.500% 4/22/28 B+ 1,577,319
746 Brown Group Holding, LLC,
Term Loan B2
8.764% SOFR30A 3.750% 6/09/29 B+ 743,657
1,086 KKR Apple Bidco, LLC, Term
Loan
7.775% 1-Month LIBOR 2.750% 9/23/28 B+ 1,074,372
Total Transportation Infrastructure 3,395,348

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Wireless Telecommunication Services - 1.2% (0.7% of Total Investments)
$ 982 GOGO Intermediate
Holdings LLC, Term Loan B
8.847% SOFR30A 3.750% 4/30/28 B+ $ 975,657
3,365 Intelsat Jackson Holdings
S.A., Term Loan B
9.082% SOFR90A 4.250% 1/27/29 BB+ 3,327,320
Total Wireless Telecommunication Services 4,302,977
Total Variable Rate Senior Loan Interests (cost $515,827,198) 492,964,252
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 85,089,635 CORPORATE BONDS - 23.4% (14.1% of Total Investments)
X 85,089,635
Aerospace & Defense - 0.4% (0.2% of Total Investments)
$ 1,350 TransDigm Inc 4.625% 1/15/29 B- $ 1,221,750
Total Aerospace & Defense 1,221,750
Automobile Components - 0.5% (0.3% of Total Investments)
1,925 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 1,849,612
Total Automobile Components 1,849,612
Chemicals - 1.0% (0.6% of Total Investments)
1,500 Celanese US Holdings LLC 5.900% 7/05/24 BBB- 1,501,654
950 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ 845,500
1,345 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.375% 9/01/25 B2 1,127,272
Total Chemicals 3,474,426
Commercial Services & Supplies - 1.0% (0.6% of Total Investments)
1,363 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
6.250% 1/15/28 B- 1,276,499
1,019 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
5.750% 4/15/26 BB- 1,011,320
1,500 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
3.375% 8/31/27 BB- 1,340,467
Total Commercial Services & Supplies 3,628,286
Communications Equipment - 1.3% (0.8% of Total Investments)
8,388 Avaya Inc, 144A (5),(7) 6.125% 9/15/28 D 2,222,820
870 Commscope Inc, 144A 7.125% 7/01/28 CCC+ 624,225
900 Commscope Inc, 144A 4.750% 9/01/29 B1 726,792
1,125 Commscope Inc, 144A 8.250% 3/01/27 CCC+ 869,756
600 CommScope Technologies LLC, 144A 5.000% 3/15/27 CCC+ 414,516
Total Communications Equipment 4,858,109
Containers & Packaging - 0.1% (0.1% of Total Investments)
540 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC, 144A
4.375% 9/30/28 B+ 475,529
Total Containers & Packaging 475,529
Diversified Telecommunication Services - 1.2% (0.7% of Total Investments)
595 Frontier Communications Holdings LLC, 144A 5.000% 5/01/28 BB+ 522,477
700 Frontier Communications Holdings LLC 5.875% 11/01/29 CCC+ 532,419
898 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 BB- 686,891
2,734 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 2,516,605
Total Diversified Telecommunication Services 4,258,392

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JRO
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Electric Utilities - 1.1% (0.7% of Total Investments)
$ 2,980 Bruce Mansfield Unit 1 2007 Pass Through Trust (5) 6.850% 6/01/34 N/R $ 30
880 Pacific Gas and Electric Co 4.550% 7/01/30 BBB 817,800
0 (8) Pacific Gas and Electric Co 4.500% 7/01/40 BBB 1
1,905 PG&E Corp 5.000% 7/01/28 BB+ 1,792,544
1,350 Talen Energy Supply LLC, 144A (5) 7.250% 5/15/27 N/R 1,404,000
Total Electric Utilities 4,014,375
Energy Equipment & Services - 1.2% (0.7% of Total Investments)
750 Shelf Drilling Holdings Ltd, 144A 8.250% 2/15/25 CCC+ 682,500
1,300 Shelf Drilling Holdings Ltd, 144A 8.875% 11/15/24 B1 1,300,000
750 Transocean Inc, 144A 11.500% 1/30/27 CCC+ 767,610
1,450 Weatherford International Ltd, 144A 8.625% 4/30/30 B 1,476,999
Total Energy Equipment & Services 4,227,109
Entertainment - 0.9% (0.5% of Total Investments)
4,457 AMC Entertainment Holdings Inc, 144A , (cash 10.000%,
PIK 12.000%)
10.000% 6/15/26 CCC- 3,009,701
1,880 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A (5)
5.375% 8/15/26 N/R 126,900
2,750 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A (5)
6.625% 8/15/27 N/R 82,500
Total Entertainment 3,219,101
Health Care Equipment & Supplies - 0.2% (0.1% of Total Investments)
900 Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 BB- 787,458
Total Health Care Equipment & Supplies 787,458
Health Care Providers & Services - 1.1% (0.7% of Total Investments)
120 HCA Inc 5.375% 2/01/25 BBB- 120,060
1,500 Select Medical Corp, 144A 6.250% 8/15/26 B- 1,469,151
1,940 Tenet Healthcare Corp 6.125% 10/01/28 B+ 1,882,204
534 Tenet Healthcare Corp 4.875% 1/01/26 BB- 525,913
Total Health Care Providers & Services 3,997,328
Hotels, Restaurants & Leisure - 1.6% (1.0% of Total Investments)
536 1011778 BC ULC / New Red Finance Inc, 144A 3.500% 2/15/29 BB+ 481,812
2,740 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 B+ 2,391,969
706 Caesars Entertainment Inc, 144A 6.250% 7/01/25 Ba3 706,862
750 Carnival Corp, 144A 10.500% 2/01/26 BB- 782,944
885 Carnival Holdings Bermuda Ltd, 144A 10.375% 5/01/28 B+ 951,449
534 Life Time Inc, 144A 5.750% 1/15/26 B+ 521,469
Total Hotels, Restaurants & Leisure 5,836,505
Independent Power Producers & Energy Traders - 0.7% (0.4% of Total Investments)
1,746 Talen Energy Supply LLC, 144A (5) 7.625% 6/01/28 N/R 1,824,570
870 Ziggo Bond Co BV, 144A 6.000% 1/15/27 B- 825,384
Total Independent Power Producers & Energy Traders 2,649,954
Insurance - 0.2% (0.1% of Total Investments)
550 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 B2 549,305
280 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B 256,353
Total Insurance 805,658
Interactive Media & Services - 0.2% (0.1% of Total Investments)
1,960 Rackspace Technology Global Inc, 144A 3.500% 2/15/28 B- 813,400
Total Interactive Media & Services 813,400

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Internet Software & Services - 0.3% (0.2% of Total Investments)
$ 4,659 Rackspace Technology Global Inc, 144A 5.375% 12/01/28 CCC+ $ 1,105,581
Total Internet Software & Services 1,105,581
Media - 3.0% (1.8% of Total Investments)
3,800 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500% 3/01/42 BBB- 2,566,067
3,809 CSC Holdings LLC, 144A 3.375% 2/15/31 B1 2,617,565
2,465 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 1,946,928
6 iHeartCommunications Inc 6.375% 5/01/26 BB- 5,402
400 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 342,604
1,225 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 BB+ 1,088,067
2,693 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 2,247,358
Total Media 10,813,991
Metals & Mining - 0.2% (0.1% of Total Investments)
855 First Quantum Minerals Ltd, 144A 6.875% 10/15/27 B+ 830,076
Total Metals & Mining 830,076
Oil, Gas & Consumable Fuels - 2.8% (1.7% of Total Investments)
700 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 677,474
2,935 Citgo Holding Inc, 144A 9.250% 8/01/24 B+ 2,956,220
1,040 Citgo Petroleum Corp, 144A 7.000% 6/15/25 BB 1,034,800
534 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 11/01/28 BB+ 511,440
534 MEG Energy Corp, 144A 5.875% 2/01/29 BB- 512,701
2,768 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 2,653,987
250 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 CCC 230,920
250 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 4/15/26 CCC 224,520
1,500 PBF Holding Co LLC / PBF Finance Corp 6.000% 2/15/28 BB 1,379,775
Total Oil, Gas & Consumable Fuels 10,181,837
Passenger Airlines - 1.0% (0.6% of Total Investments)
1,640 American Airlines Inc, 144A 11.750% 7/15/25 Ba3 1,804,097
900 Delta Air Lines Inc 3.750% 10/28/29 Baa3 805,035
534 United Airlines Inc, 144A 4.375% 4/15/26 Ba1 509,980
706 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 638,949
Total Passenger Airlines 3,758,061
Pharmaceuticals - 0.2% (0.1% of Total Investments)
800 ORGANON & CO/ORG, 144A 5.125% 4/30/31 BB- 712,835
Total Pharmaceuticals 712,835
Specialized Reits - 0.5% (0.3% of Total Investments)
2,850 American Tower Corp 2.950% 1/15/51 BBB+ 1,835,857
Total Specialized Reits 1,835,857
Specialty Retail - 1.6% (1.0% of Total Investments)
4,255 Hertz Corp/The, 144A 4.625% 12/01/26 B+ 3,832,308
1,800 Michaels Cos Inc/The, 144A 7.875% 5/01/29 CCC 1,206,648
522 PetSmart Inc / PetSmart Finance Corp, 144A 4.750% 2/15/28 BB 493,368
200 PetSmart Inc / PetSmart Finance Corp, 144A 7.750% 2/15/29 B- 197,226
Total Specialty Retail 5,729,550

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JRO
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Wireless Telecommunication Services - 1.1% (0.7% of Total Investments)
$ 2,320 Vmed O2 UK Financing I PLC, 144A 4.250% 1/31/31 BB+ $ 1,923,082
2,443 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 BB+ 2,081,773
Total Wireless Telecommunication Services 4,004,855
Total Corporate Bonds (cost $96,313,667) 85,089,635
Shares Description (1) Value
X 16,194,415 COMMON STOCKS - 4.4% (2.7% of Total Investments)
X 16,194,415
Banks - 0.0% (0.0% of Total Investments)
21,193 iQor US Inc (9) $ 7,947
Total Banks 7,947
Broadline Retail - 0.0% (0.0% of Total Investments)
187 Belk Inc (7),(9) 1,496
Total Broadline Retail 1,496
Chemicals - 0.0% (0.0% of Total Investments)
20 LyondellBasell Industries NV, Class A 1,892
Total Chemicals 1,892
Communications Equipment - 0.0% (0.0% of Total Investments)
5,616 Windstream Services PE LLC (9) 57,564
Total Communications Equipment 57,564
Construction & Engineering - 0.0% (0.0% of Total Investments)
2,336 TNT Crane & Rigging Inc (9) 467
1,318 TNT Crane & Rigging Inc (9) 8,787
Total Construction & Engineering 9,254
Diversified Consumer Services - 0.0% (0.0% of Total Investments)
16,910 Cengage Learning Holdings II Inc (9) 181,783
Total Diversified Consumer Services 181,783
Diversified Telecommunication Services - 0.0% (0.0% of Total Investments)
16,271 Windstream Services PE LLC (9) 166,778
Total Diversified Telecommunication Services 166,778
Energy Equipment & Services - 2.3% (1.4% of Total Investments)
56,185 Quarternorth Energy Holding Inc (9) 7,772,239
63,862 Transocean Ltd (9) 376,786
7,266 Vantage Drilling International (9) 118,981
Total Energy Equipment & Services 8,268,006
Health Care Equipment & Supplies - 0.1% (0.1% of Total Investments)
69,049 Onex Carestream Finance LP (9) 241,671
Total Health Care Equipment & Supplies 241,671
Health Care Providers & Services - 0.0% (0.0% of Total Investments)
50,560 Millennium Health LLC (7),(9) 7,230
47,462 Millennium Health LLC (7),(9) 2,041
Total Health Care Providers & Services 9,271
Hotels, Restaurants & Leisure - 0.0% (0.0% of Total Investments)
83,129 24 Hour Fitness Worldwide Inc (9) 415
174,788 24 Hour Fitness Worldwide Inc (9) 1,049
Total Hotels, Restaurants & Leisure 1,464

Shares Description (1) Value
Independent Power and Renewable Electricity Producers - 1.4% (0.8% of Total Investments)
64,338 Energy Harbor Corp (9),(10) $ 4,991,535
Total Independent Power and Renewable Electricity Producers 4,991,535
Marine Transportation - 0.0% (0.0% of Total Investments)
573 American Commercial Barge Line Holding Corp (9) 16,044
Total Marine Transportation 16,044
Media - 0.0% (0.0% of Total Investments)
12,030 Catalina Marketing Corp (7),(9) 12
7 Cumulus Media Inc, Class A (9) 25
1,318,561 Hibu plc (7),(9) –
Total Media 37
Oil, Gas & Consumable Fuels - 0.6% (0.4% of Total Investments)
6,825 California Resources Corp 276,413
12,582 Chord Energy Corp 1,790,796
Total Oil, Gas & Consumable Fuels 2,067,209
Professional Services - 0.0% (0.0% of Total Investments)
70,690 Skillsoft Corp (9) 86,949
Total Professional Services 86,949
Semiconductors & Semiconductor Equipment - 0.0% (0.0% of Total Investments)
13,004 Bright Bidco BV (9) 39,011
17,763 Bright Bidco BV (7),(9) 46,504
Total Semiconductors & Semiconductor Equipment 85,515
Total Common Stocks (cost $23,737,899) 16,194,415
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 6,439,425.00 ASSET-BACKED SECURITIES - 1.8% (1.0% of Total Investments)
X 6,439,425
$ 250 Battalion CLO XI Ltd, (3-Month LIBOR reference rate +
6.850% spread), 2017 11A, 144A(11)
8.034% 4/24/34 Ba3 $ 212,000
500 CIFC Funding 2019-I Ltd, (3-Month LIBOR reference rate
+ 6.830% spread), 2019 1A, 144A(11)
7.893% 4/20/32 Ba3 472,594
800 Dryden 50 Senior Loan Fund, (3-Month LIBOR reference
rate + 6.260% spread), 2017 50A, 144A(11)
11.520% 7/15/30 Ba3 719,702
1,000 Flatiron CLO 19 Ltd, (3-Month LIBOR reference rate +
6.100% spread), 2019 1A, 144A(11)
10.972% 11/16/34 BB- 902,645
750 Gilbert Park CLO Ltd, (3-Month LIBOR reference rate +
6.400% spread), 2017 1A, 144A(11)
11.660% 10/15/30 Ba3 644,246
500 Goldentree Loan Opportunities IX Ltd, (3-Month LIBOR
reference rate + 5.660% spread), 2014 9A, 144A(11)
10.462% 10/29/29 BB- 464,903
500 KKR CLO 30 Ltd, (3-Month LIBOR reference rate +
6.400% spread), Y 30A, 144A(11)
11.660% 10/17/31 Ba3 454,522
250 Magnetite XXVII Ltd, (3-Month LIBOR reference rate +
6.000% spread), 2020 27A, 144A(11)
11.250% 10/20/34 Ba3 235,675
400 Neuberger Berman Loan Advisers CLO 28 Ltd, (3-Month
LIBOR reference rate + 5.600% spread), 2018 28A,
144A(11)
10.850% 4/20/30 BB- 355,694
1,375 Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M
reference rate + 3.200% spread), 2022 48A, 144A(11)
8.268% 4/25/36 BBB- 1,287,921
833 Rockford Tower CLO 2017-3 Ltd, (3-Month LIBOR
reference rate + 5.750% spread), 2017 3A, 144A(11)
6.813% 10/20/30 Ba3 689,523
Total Asset-Backed Securities (cost $7,056,287) 6,439,425

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JRO
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
Shares Description (1) Value
X 4,055,225 WARRANTS - 1.1% (0.7% of Total Investments)
X 4,055,225
Energy Equipment & Services - 1.1% (0.7% of Total Investments)
25,425 Quarternorth Energy Holding Inc $ 3,517,117
33,231 Quarternorth Energy Holding Inc 232,617
17,255 Quarternorth Energy Holding Inc 155,295
Total Energy Equipment & Services 3,905,029
Entertainment - 0.0% (0.0% of Total Investments)
138,768 Cineworld Warrant –
Total Entertainment –
Marine Transportation - 0.0% (0.0% of Total Investments)
2,243 American Commercial Barge Line Holding Corp 49,346
1,706 American Commercial Barge Line Holding Corp 68,240
603 American Commercial Barge Line Holding Corp 16,884
24,673 American Commercial Barge Line LLC (7) 6,168
18,766 American Commercial Barge Line LLC (7) 6,568
Total Marine Transportation 147,206
Oil, Gas & Consumable Fuels - 0.0% (0.0% of Total Investments)
314 California Resources Corp 2,989
Total Oil, Gas & Consumable Fuels 2,989
Wireless Telecommunication Services - 0.0% (0.0% of Total Investments)
2 Intelsat SA/Luxembourg 1
Total Wireless Telecommunication Services 1
Total Warrants (cost $654,918) 4,055,225
Shares Description (1) Coupon Ratings (4) Value
144,197 CONVERTIBLE PREFERRED SECURITIES - 0.0% (0.0% of Total Investments)
X 144,197
Communications Equipment - 0.0% (0.0% of Total Investments)
15,089 Riverbed Technology Inc 0.000% N/R $ 151
Total Communications Equipment 151
Marine Transportation - 0.0% (0.0% of Total Investments)
2,428 American Commercial Barge Line Holding Corp 0.000% N/R 97,120
2,133 American Commercial Barge Line Holding Corp 0.000% N/R 46,926
Total Marine Transportation 144,046
Total Convertible Preferred Securities (cost $378,983) 144,197
Total Long-Term Investments (cost $643,968,952) 604,887,149
Borrowings - (43.5)% (12),(13) (158,500,000)
TFP Shares, Net - (20.5)%(14) (74,735,349)
Other Assets & Liabilities, Net -  (2.0)% (7,300,105)
Net Assets Applicable to Common Shares - 100% $ 364,351,695

for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 492,964,252 $ – $ 492,964,252
Corporate Bonds – 82,866,815 2,222,820 85,089,635
Common Stocks 2,532,861 13,604,271 57,283 16,194,415
Asset-Backed Securities – 6,439,425 – 6,439,425
Warrants 2,989 4,039,500 12,736 4,055,225
Convertible Preferred Securities – 144,197 – 144,197
Total
$ 2,535,850 $ 600,058,460 $ 2,292,839 $ 604,887,149
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7) For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Principal Amount (000) rounds to less than $1,000.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1
2007 Pass-Through Trust. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(11) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(12) Borrowings as a percentage of Total Investments is 26.2%.
(13) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(14) TFP Shares, Net as a percentage of Total Investments is 12.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JRO
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD Purchased on a when-issued or delayed delivery basis.